Statement of Changes in Net Assets Available for Benefits - EBP 015 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 9,613	$ 273,170
Employee	39,680	579,651
Total Contributions	49,293	852,821
Interest income - notes receivable from participants	10,562	29,244
Investment Income:
Interest and dividend income	374,095	333,379
Net unrealized/realized appreciation	1,258,868	(1,256,072)
Net Investment Income	1,632,963	(922,693)
Deductions from Net Assets Attributed to:
Benefits paid to participants	4,190,743	3,136,184
Increase	(8,830)
Expenses		(12,348)
Total Deductions	4,181,913	3,148,532
Net Increase (Decrease) Before Transfers	(2,489,095)	(3,189,160)
Total Transfers	0	(16,189)
Net Increase (Decrease)	(2,489,095)	(3,205,349)
Net Assets Available for Benefits:
Beginning of the Year	16,082,018	19,287,367
End of the Year	13,592,923	16,082,018
Nordson Salary-Related Employees’ Savings Trust Plan
Deductions from Net Assets Attributed to:
Total Transfers	$ 0	$ (16,189)